Other information about investments (Details 12)		12 Months Ended
		Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 AUD ($)	Dec. 31, 2017 EGP (ج.م.)	Dec. 31, 2017 VEF ( )	Dec. 31, 2017 AOA (Kz)	Dec. 31, 2016 EUR (€)
Disclosure of subsidiaries [line items]
Share capital | €		€ 4,005,000,000							€ 4,005,000,000
Italy [Member] | Other significant investments Exploration & Production [Member] | Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Company name		Consorzio Universitario in Ingegneria per la Qualità e l’Innovazione
Registered office		Pisa
Country of operation		Italy
Share capital | €		€ 135,000
Method used to account for investments in subsidiaries	[1]	Co.
Italy [Member] | Other significant investments Exploration & Production [Member] | Subsidiaries One [Member] | Eni SpA [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Eni SpA
% Ownership		20.00%
Italy [Member] | Other significant investments Exploration & Production [Member] | Subsidiaries One [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Third parties
% Ownership		80.00%
Outside Italy [Member] | Other significant investments Exploration & Production [Member] | Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Company name		Administradora del Golfo de Paria Este SA
Registered office		Caracas (Venezuela)
Country of operation		Venezuela
Share capital |							100
Method used to account for investments in subsidiaries	[1]	Co.
Outside Italy [Member] | Other significant investments Exploration & Production [Member] | Subsidiaries One [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Third parties
% Ownership		80.50%
Outside Italy [Member] | Other significant investments Exploration & Production [Member] | Subsidiaries One [Member] | Eni Venezuela BV [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Eni Venezuela BV
% Ownership		19.50%
Outside Italy [Member] | Other significant investments Exploration & Production [Member] | Subsidiaries Two [Member]
Disclosure of subsidiaries [line items]
Company name		Brass LNG Ltd
Registered office		Lagos (Nigeria)
Country of operation		Nigeria
Share capital				$ 1,000,000
Method used to account for investments in subsidiaries	[1]	Co.
Outside Italy [Member] | Other significant investments Exploration & Production [Member] | Subsidiaries Two [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Third parties
% Ownership		79.52%
Outside Italy [Member] | Other significant investments Exploration & Production [Member] | Subsidiaries Two [Member] | Eni Int. NA NV Sarl [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Eni Int. NA NV Sàrl
% Ownership		20.48%
Outside Italy [Member] | Other significant investments Exploration & Production [Member] | Subsidiaries Three [Member]
Disclosure of subsidiaries [line items]
Company name		Darwin LNG Pty Ltd
Registered office		West Perth (Australia)
Country of operation		Australia
Share capital					$ 692,507,924.87
Method used to account for investments in subsidiaries	[1]	Co.
Outside Italy [Member] | Other significant investments Exploration & Production [Member] | Subsidiaries Three [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Third parties
% Ownership		89.01%
Outside Italy [Member] | Other significant investments Exploration & Production [Member] | Subsidiaries Three [Member] | Eni G&P LNG Aus. BV [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Eni G&P LNG Aus. BV
% Ownership		10.99%
Outside Italy [Member] | Other significant investments Exploration & Production [Member] | Subsidiaries Four [Member]
Disclosure of subsidiaries [line items]
Company name		New Liberty Residential Co Llc
Registered office		West Trenton (USA)
Country of operation		USA
Share capital	[2]			0
Method used to account for investments in subsidiaries	[1]	Co.
Outside Italy [Member] | Other significant investments Exploration & Production [Member] | Subsidiaries Four [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Third parties
% Ownership		82.50%
Outside Italy [Member] | Other significant investments Exploration & Production [Member] | Subsidiaries Four [Member] | Eni Oil & Gas Inc [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Eni Oil & Gas Inc
% Ownership		17.50%
Outside Italy [Member] | Other significant investments Exploration & Production [Member] | Subsidiaries Five [Member]
Disclosure of subsidiaries [line items]
Company name		Nigeria LNG Ltd
Registered office		Port Harcourt (Nigeria)
Country of operation		Nigeria
Share capital				1,138,207,000
Method used to account for investments in subsidiaries	[1]	Co.
Outside Italy [Member] | Other significant investments Exploration & Production [Member] | Subsidiaries Five [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Third parties
% Ownership		89.60%
Outside Italy [Member] | Other significant investments Exploration & Production [Member] | Subsidiaries Five [Member] | Eni Int. NA NV Sarl [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Eni Int. NA NV Sàrl
% Ownership		10.40%
Outside Italy [Member] | Other significant investments Exploration & Production [Member] | Subsidiaries Six [Member]
Disclosure of subsidiaries [line items]
Company name		Norsea Pipeline Ltd
Registered office		Woking Surrey (United Kingdom)
Country of operation		United Kingdom
Share capital | £			£ 7,614,062
Method used to account for investments in subsidiaries	[1]	Co.
Outside Italy [Member] | Other significant investments Exploration & Production [Member] | Subsidiaries Six [Member] | Eni SpA [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Eni SpA
% Ownership		10.32%
Outside Italy [Member] | Other significant investments Exploration & Production [Member] | Subsidiaries Six [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Third parties
% Ownership		89.68%
Outside Italy [Member] | Other significant investments Exploration & Production [Member] | Subsidiaries Seven [Member]
Disclosure of subsidiaries [line items]
Company name		North Caspian Operating Co NV
Registered office		Amsterdam (Netherlands)
Country of operation		Kazakhstan
Share capital | €		€ 128,520
Method used to account for investments in subsidiaries	[1]	Co.
Outside Italy [Member] | Other significant investments Exploration & Production [Member] | Subsidiaries Seven [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Third parties
% Ownership		83.19%
Outside Italy [Member] | Other significant investments Exploration & Production [Member] | Subsidiaries Seven [Member] | Agip Caspian Sea BV [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Agip Caspian Sea BV
% Ownership		16.81%
Outside Italy [Member] | Other significant investments Exploration & Production [Member] | Subsidiaries Eight [Member]
Disclosure of subsidiaries [line items]
Company name		OPCO - Sociedade Operacional Angola LNG SA
Registered office		Luanda (Angola)
Country of operation		Angola
Share capital | Kz								Kz 7,400,000
Method used to account for investments in subsidiaries	[1]	Co.
Outside Italy [Member] | Other significant investments Exploration & Production [Member] | Subsidiaries Eight [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Third parties
% Ownership		86.40%
Outside Italy [Member] | Other significant investments Exploration & Production [Member] | Subsidiaries Eight [Member] | Eni Angola Prod.BV [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Eni Angola Prod.BV
% Ownership		13.60%
Outside Italy [Member] | Other significant investments Exploration & Production [Member] | Subsidiaries Nine [Member]
Disclosure of subsidiaries [line items]
Company name		Petrolera Güiria SA
Registered office		Caracas (Venezuela)
Country of operation		Venezuela
Share capital |							1,000,000
Method used to account for investments in subsidiaries	[1]	Co.
Outside Italy [Member] | Other significant investments Exploration & Production [Member] | Subsidiaries Nine [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Third parties
% Ownership		80.50%
Outside Italy [Member] | Other significant investments Exploration & Production [Member] | Subsidiaries Nine [Member] | Eni Venezuela BV [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Eni Venezuela BV
% Ownership		19.50%
Outside Italy [Member] | Other significant investments Exploration & Production [Member] | Subsidiaries Ten [Member]
Disclosure of subsidiaries [line items]
Company name		Point Fortin LNG Exports Ltd
Registered office		Port of Spain (Trinidad and Tobago)
Country of operation		Trinidad and Tobago
Share capital				$ 10,000
Method used to account for investments in subsidiaries	[1]	Co.
Outside Italy [Member] | Other significant investments Exploration & Production [Member] | Subsidiaries Ten [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Third parties
% Ownership		82.69%
Outside Italy [Member] | Other significant investments Exploration & Production [Member] | Subsidiaries Ten [Member] | Eni T&T Ltd [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Eni T&T Ltd
% Ownership		17.31%
Outside Italy [Member] | Other significant investments Exploration & Production [Member] | Subsidiaries Eleven [Member]
Disclosure of subsidiaries [line items]
Company name		SOMG - Sociedade de Operações e Manutenção de Gasodutos SA
Registered office		Luanda (Angola)
Country of operation		Angola
Share capital | Kz								Kz 7,400,000
Method used to account for investments in subsidiaries	[1]	Co.
Outside Italy [Member] | Other significant investments Exploration & Production [Member] | Subsidiaries Eleven [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Third parties
% Ownership		86.40%
Outside Italy [Member] | Other significant investments Exploration & Production [Member] | Subsidiaries Eleven [Member] | Eni Angola Prod.BV [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Eni Angola Prod.BV
% Ownership		13.60%
Outside Italy [Member] | Other significant investments Exploration & Production [Member] | Subsidiaries Twelve [Member]
Disclosure of subsidiaries [line items]
Company name		Torsina Oil Co
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital | ج.م.						ج.م. 20,000
Method used to account for investments in subsidiaries	[1]	Co.
Outside Italy [Member] | Other significant investments Exploration & Production [Member] | Subsidiaries Twelve [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Third parties
% Ownership		87.50%
Outside Italy [Member] | Other significant investments Exploration & Production [Member] | Subsidiaries Twelve [Member] | Ieoc Production BV [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Ieoc Production BV
% Ownership		12.50%

[1]	Jointly controlled entity.
[2]	Shares without nominal value.